Note 12 - Voyage and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage expenses	$ 285,132	$ 1,117,022	$ 410,676
Vessel operating expenses	11,603,414	10,776,338	9,183,152
Port Charges and Canal Dues [Member]
Voyage expenses	205,880	262,806	260,139
Bunkers [Member]
Voyage expenses	79,252	854,216	150,537
Crew Wages and Related Costs [Member]
Vessel operating expenses	6,744,095	6,778,958	5,532,463
Insurance [Member]
Vessel operating expenses	1,085,663	872,131	682,991
Repairs and Maintenance [Member]
Vessel operating expenses	352,890	375,338	407,324
Lubricants [Member]
Vessel operating expenses	696,297	724,837	520,452
Spares and Consumable Stores [Member]
Vessel operating expenses	2,040,039	1,368,325	1,404,080
Professional and Legal Fees [Member]
Vessel operating expenses	273,958	264,704	257,250
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 410,472	$ 392,045	$ 378,592